Capital structure and financial items - Financial risks - Credit exposure for cash at bank, marketable securities and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Credit exposure	kr 26,301	kr 19,175
AAA range
Disclosure of external credit grades [line items]
Credit exposure	10,803	7,242
AA range
Disclosure of external credit grades [line items]
Credit exposure	6,470	4,311
A range
Disclosure of external credit grades [line items]
Credit exposure	8,438	6,742
BBB range
Disclosure of external credit grades [line items]
Credit exposure	124	23
Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	466	857
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	12,653	10,720
Cash at bank | AAA range
Disclosure of external credit grades [line items]
Credit exposure	6	477
Cash at bank | AA range
Disclosure of external credit grades [line items]
Credit exposure	5,507	3,726
Cash at bank | A range
Disclosure of external credit grades [line items]
Credit exposure	6,550	5,637
Cash at bank | BBB range
Disclosure of external credit grades [line items]
Credit exposure	124	23
Cash at bank | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	466	857
Marketable securities
Disclosure of external credit grades [line items]
Credit exposure	10,921	6,765
Marketable securities | AAA range
Disclosure of external credit grades [line items]
Credit exposure	10,797	6,765
Marketable securities | AA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | A range
Disclosure of external credit grades [line items]
Credit exposure	124	0
Marketable securities | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	2,727	1,690
Derivative financial instruments | AAA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | AA range
Disclosure of external credit grades [line items]
Credit exposure	963	585
Derivative financial instruments | A range
Disclosure of external credit grades [line items]
Credit exposure	1,764	1,105
Derivative financial instruments | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	kr 0	kr 0